STATEMENTS OF OPERATION - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operation
Revenues
Gross Revenues
Operating Expenses
General and administrative expenses	27,741	8,000	69,384	71,604
Total Operating Expenses	27,741	8,000	69,384	71,604
Loss from Operations	(27,741)	(8,000)	(69,384)	(71,604)
Other Income (Expense)
Gain on release of liabilities		236,959	236,959
Interest (expense)				(2,070)
Interest (expense) - Related Parties			0	(14,989)
Total Other Income (Expense)		236,959	236,959	(17,059)
Profit/(loss) before Income Taxes	(27,741)	228,959	167,575	(88,663)
Provision for Income Taxes
Net Profits/(Loss)	$ (27,741)	$ 228,959	$ 167,575	$ (88,663)
Earnings (Loss) per Share Basic and Diluted	$ 0.00	$ 0.02	$ 0.002	$ (0.01)
Weighted Average Shares Outstanding - Basic and Diluted	310,868,500	10,368,500	80,347,952	10,368,500